Liabilities for Employee Benefits, Net (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities for Employee Benefits, Net [Abstract]
Schedule of Liabilities for Employee Benefits, Net
	December 31
	2023	2022

Present value of defined benefit liabilities	234	226
Less - fair value of plans’ assets	204	194
	30	32

Schedule of Changes in the Present Value of Defined Benefit Liabilities	Changes in the present value of defined benefit liabilities
	December 31
	2023	2022

Balance at beginning of year	226	288
Current service cost	6	8
Interest cost	12	8
Benefits paid	-	(9)
Expenses in respect of exchange rate differences	(8)	(33)
Net actuarial loss	(2)	(36)
Balance at end of year	234	226

	2023	2022
Changes in the fair value of plan assets

Balance at beginning of year	194	239
Expected return on plan assets	10	7
Employer contributions	-	7
Benefits paid	-	(9)
Income from exchange rate differences	(8)	(30)
Net actuarial gain (loss)	8	(20)
Balance at end of year	204	194
Actual return on plan assets	(10)	(14)

Schedule of Expenses in Respect of Defined Benefit Plans	Expenses in respect of defined benefit plans
	For the year ended December 31,
	2023	2022

Current service cost	6	8
Interest cost	12	8
Expected return on plans’ assets	10	7
Exchange rate differentials, net	(2)	(3)
	26	20
Presentation in profit and loss:
Cost of revenue	6	8
Finance expenses	20	12
	26	20

Presentation in other comprehensive income (loss)	6	16

Schedule of Key Actuarial Assumptions	Key actuarial assumptions
	December 31,
	2023	2022

Discount rate	5.5%	5.5%

The expected weighted average cost of capital on plans’ assets	5.56%	3.1%

Expected pay rise rate	2.41%	2.8%

Schedule of Expenses in Respect of Defined Contribution Plans	Expenses in respect of defined contribution plans
	For the year ended December 31,
	2023	2022

Expenses in respect of employee benefits	7	81

Presentation in profit and loss:
Cost of revenue	2	31
Research and development expenses	1	13
Selling and marketing expenses	1	16
General and administrative expenses	3	21
	7	81